Short-term bank loans and other debt (Details) - USD ($)		6 Months Ended
		Jun. 30, 2016	Dec. 31, 2015
Short-term Debt [Line Items]
Short-term bank loans and other debt		$ 226,678,954	$ 222,226,246
Accounts receivable securing debt		15,080,227	0
Restricted deposit		482,125,017	363,137,210
Land Use Right Securing Short-term Bank Loan		$ 23,662,794	$ 0
Notes Payable to Banks [Member]
Short-term Debt [Line Items]
Stated rate		2.42%	1.71%
Loan from China Guangfa Bank [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt		$ 12,064,182	$ 0
Loan from China Guangfa Bank [Member] | Loan From China Guangfa Bank Due January 21, 2017, at 5.0025% per annum [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt		$ 12,064,182	0
Maturity date		Jan. 21, 2017
Stated rate		5.0025%
Loan from Shenzhen Yingzhongtong Financial Information Services Co., Ltd. [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt		$ 12,064,181	0
Loan from Shenzhen Yingzhongtong Financial Information Services Co., Ltd. [Member] | Loan From Shenzhen Yingzhongtong Due July 7, 2016, at 11.00% per annum [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	[1]	$ 7,540,113	0
Maturity date		Jul. 07, 2016
Stated rate		11.00%
Accounts receivable securing debt		$ 9,425,142	9,425,142
Loan from Shenzhen Yingzhongtong Financial Information Services Co., Ltd. [Member] | Loan From Shenzhen Yingzhongtong Due July 24, 2016, at 9.50% per annum [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	[2]	$ 4,524,068	0
Maturity date		Jul. 24, 2016
Stated rate		9.50%
Accounts receivable securing debt		$ 5,655,085	5,655,085
Loan from The Bank of East Asia [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt		94,550,591	104,226,246
Loan from The Bank of East Asia [Member] | Loan from the Bank of East Asia Due June 2, 2016, at 2.00% plus 3 month LIBOR [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	[3]	$ 0	9,675,655
Maturity date		Jun. 02, 2016
Stated rate		2.00%
Loan from The Bank of East Asia [Member] | Loan from the Bank of East Asia Due August 16, 2016, at 1.40% plus 3 month LIBOR [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	[4]	$ 20,000,000	20,000,000
Maturity date		Aug. 16, 2016
Stated rate		1.40%
Restricted deposit		$ 20,509,108	20,943,698
Loan from The Bank of East Asia [Member] | Loan from the Bank of East Asia Due August 31, 2016, at 1.40% plus 3 month LIBOR [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	[4]	$ 9,700,000	9,700,000
Maturity date		Aug. 31, 2016
Stated rate		1.40%
Restricted deposit		$ 9,955,966	10,166,934
Loan from The Bank of East Asia [Member] | Loan from the Bank of East Asia Due September 20, 2016, at 1.40% plus 3 month LIBOR [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	[4]	$ 2,220,000	2,220,000
Maturity date		Sep. 20, 2016
Stated rate		1.40%
Restricted deposit		$ 2,337,435	2,386,966
Loan from The Bank of East Asia [Member] | Loan from the Bank of East Asia Due October 27, 2016, at 1.40% plus 3 month LIBOR [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	[4]	$ 13,250,000	13,250,000
Maturity date		Oct. 27, 2016
Stated rate		1.40%
Restricted deposit		$ 13,466,643	13,752,002
Loan from The Bank of East Asia [Member] | Loan from the Bank of East Asia Due November 18, 2016, at 1.25% plus 3 month LIBOR [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	[4]	$ 14,958,974	14,958,974
Maturity date		Nov. 18, 2016
Stated rate		1.25%
Restricted deposit		$ 15,231,029	15,553,766
Loan from The Bank of East Asia [Member] | Loan from the Bank of East Asia Due November 23, 2016, at 1.25% plus 3 month LIBOR [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	[4]	$ 34,421,617	34,421,617
Maturity date		Nov. 23, 2016
Stated rate		1.25%
Restricted deposit		$ 35,133,912	35,878,403
Loan from Bank of China Tokyo Branch [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt		63,000,000	63,000,000
Loan from Bank of China Tokyo Branch [Member] | Loan from Bank of China Tokyo Branch Due July 21, 2016, at 1.2% per annum [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	[5]	$ 30,000,000	30,000,000
Maturity date		Jul. 21, 2016
Stated rate		1.20%
Restricted deposit		$ 30,009,651	30,645,559
Loan from Bank of China Tokyo Branch [Member] | Loan from Bank of China Tokyo Branch Due September 26, 2016, at 1.55% per annum [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	[5]	$ 13,000,000	13,000,000
Maturity date		Sep. 26, 2016
Stated rate		1.55%
Restricted deposit		$ 13,421,402	13,705,803
Loan from Bank of China Tokyo Branch [Member] | Loan from Bank of China Tokyo Branch Due October 11, 2016, at 1.55% per annum [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	[5]	$ 20,000,000	20,000,000
Maturity date		Oct. 11, 2016
Stated rate		1.55%
Restricted deposit		$ 20,659,911	21,097,696
Loan from Industrial and Commercial Bank of China Asia Limited [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt		20,000,000	30,000,000
Loan from Industrial and Commercial Bank of China Asia Limited [Member] | Loan from Industrial and Commercial Bank of China (Asia) Limited ("ICBC (Asia)") Due May 18, 2016, at 2% plus 3 month LIBOR [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	[6]	$ 0	10,000,000
Maturity date		May 18, 2016
Stated rate		2.00%
Loan from Industrial and Commercial Bank of China Asia Limited [Member] | Loan from Industrial and Commercial Bank of China (Asia) Limited ("ICBC (Asia)") Due October 5, 2016, at 1.6% plus 3 month LIBOR [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	[7]	$ 20,000,000	20,000,000
Maturity date		Oct. 05, 2016
Stated rate		1.60%
Restricted deposit		$ 20,810,713	21,251,694
Loan from Industrial and Commercial Bank of China Thai Public Company Limited [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt		25,000,000	25,000,000
Loan from Industrial and Commercial Bank of China Thai Public Company Limited [Member] | Loan from Industrial and Commercial Bank of China (Thai) Public Company Limited ("ICBC (Thai)") Due September 21, 2016, at 1.7% plus 3 month LIBOR [Member]
Short-term Debt [Line Items]
Short-term bank loans and other debt	[8]	$ 25,000,000	25,000,000
Maturity date		Sep. 21, 2016
Stated rate		1.70%
Restricted deposit		$ 25,862,589	$ 26,410,620

[1]	Pursuant to the agreements with Shenzhen Yingzhongtong Financial Information Services Co., Ltd. entered into on April 1, 2016, this other debt is secured by the Group's accounts receivable with net book value of US$9,425,142.
[2]	Pursuant to the agreements with Shenzhen Yingzhongtong Financial Information Services Co., Ltd. entered into on April 10, 2016, this other debt is secured by the Group's accounts receivable with net book value of US$5,655,085.
[3]	Pursuant to the loan contract with The Bank of East Asia, the loan from The Bank of East Asia amounting to US$9.7 million, the maturity was extended from June 2, 2016 to June 1, 2018. Accordingly, this loan is classified as Long-term bank loans on the consolidated balance sheets as of June 30, 2016.
[4]	Pursuant to the loan contract with The Bank of East Asia, these six loans from The Bank of East Asia, amounting to US$20.0 million, US$9.7 million, US$2.2 million, US$13.3 million, US$15.0 million and US$34.4 million respectively, are denominated in US$ and are secured by the deposits of US$20,509,108 (December 31, 2015: US$20,943,698), US$9,955,966 (December 31, 2015: US$10,166,934), US$2,337,435 (December 31, 2015: US$2,386,966), US$13,466,643 (December 31, 2015: US$13,752,002), US$15,231,029 (December 31, 2015: US$15,553,766) and US$35,133,912 (December 31, 2015: US$35,878,403) respectively. Such deposits are classified as restricted cash on the consolidated balance sheets as of June 30, 2016.
[5]	Pursuant to the loan contract with Bank of China Tokyo Branch, these three loans from Bank of China Tokyo Branch amounting to US$30.0 million, US$13.0 million and US$20.0 million respectively, are denominated in US$ and are secured by the deposit of US$30,009,651 (December 31, 2015: US$30,645,559), US$13,421,402 (December 31, 2015: US$13,705,803) and US$20,659,911 (December 31, 2015: US$21,097,696) respectively. Such deposits are classified as restricted cash on the consolidated balance sheets as of June 30, 2016.
[6]	These loans were paid in full during first half year of 2016.
[7]	Pursuant to the loan contract with ICBC (Asia), this loan from ICBC (Asia) amounting to US$20.0million , is denominated in US$ and is secured by the deposit of US$20,810,713 (December 31, 2015: US$21,251,694). Such deposit is classified as restricted cash on the consolidated balance sheets as of June 30, 2016.
[8]	Pursuant to the loan contract with ICBC (Thai), this loan from ICBC (Thai) amounting to US$25.0 million, is denominated in US$ and is secured by the deposit of US$25,862,589 (December 31, 2015: US$26,410,620). This deposit is classified as restricted cash on the consolidated balance sheets as of June 30, 2016.